1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
William J. Bielefeld william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

July 27, 2016

VIA EDGAR

Dominic Minore, Esq.

Senior Counsel

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0504

Re:	Pomona Investment Fund

Dear Mr. Minore:

On behalf of Pomona Investment Fund (the “Registrant”), electronically transmitted for filing is Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the Securities Act of 1933, as amended and Amendment No. 8 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of (i) updating certain financial information; (ii) filing any required exhibits; and (iii) making other non-material changes to the Registrant’s Prospectus and Statement of Additional Information.

In accordance with Securities and Exchange Commission Release No. 33-6510 (February 15, 1984), we respectfully request on behalf of the Registrant that the Division of Investment Management consider the filing of Post-Effective Amendment No. 3 to the Registration Statement appropriate for selective review. The disclosure contained in the Registration Statement is substantially similar to the disclosure contained in Post-Effective Amendment No. 2 to the Registration Statement, which was declared effective on May 31, 2016.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3386.

Very truly yours,

/s/ William J. Bielefeld

William J. Bielefeld